UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                 SYNOVUS FUNDS
July 31, 2006                             (Unaudited)



LARGE CAP CORE EQUITY                         Value
FUND                              Shares      (000)
-----------------------------------------------------
COMMON STOCK (95.8%)
AEROSPACE & DEFENSE (2.9%)
  United Technologies              90,900   $  5,653
                                            --------
AGRICULTURAL OPERATIONS (1.4%)
  Archer-Daniels-Midland           63,000      2,772
                                            --------
AIR TRANSPORTATION (1.6%)
  FedEx                            30,000      3,141
                                            --------
APPAREL MANUFACTURING (1.4%)
  Coach*                           91,000      2,613
                                            --------
AUTOMOTIVE (0.9%)
  Harley-Davidson                  29,000      1,653
                                            --------
AUTOMOTIVE RETAIL (0.7%)
  Advance Auto Parts               47,000      1,423
                                            --------
BANKS (7.6%)
  Bank of America                  80,172      4,131
  JPMorgan Chase                   70,650      3,223
  Mellon Financial                 79,000      2,765
  Wachovia                         85,245      4,572
                                            --------
                                              14,691
                                            --------
COMMUNICATIONS EQUIPMENT (1.3%)
  L-3 Communications
  Holdings                         34,000      2,504
                                            --------
COMPUTERS & SERVICES (6.3%)
  Adobe Systems*                  120,000      3,421
  Apple Computer*                  55,000      3,738
  Microsoft                       209,700      5,039
                                            --------
                                              12,198
                                            --------
CONSUMER PRODUCTS (1.2%)
  Nike, Cl B                       30,000      2,370
                                            --------
COSMETICS & TOILETRIES (2.0%)
  Procter & Gamble                 70,500      3,962
                                            --------
ELECTRICAL SERVICES (3.7%)
  Dominion Resources               45,000      3,531
  Exelon                           63,000      3,648
                                            --------
                                               7,179
                                            --------
FINANCIAL SERVICES (6.3%)
  CIT Group                        76,000      3,489
  Citigroup                        89,000      4,300
  Goldman Sachs Group              29,000      4,430
                                            --------
                                              12,219
                                            --------
FOOD, BEVERAGE & TOBACCO (4.8%)
  Kellogg                          75,000      3,613
  PepsiCo                          79,900      5,064
  WM. Wrigley Jr., Cl B            15,000        685
                                            --------
                                               9,362
                                            --------
GAS/NATURAL GAS (1.0%)
  Praxair                          36,000      1,974
                                            --------



LARGE CAP CORE EQUITY                         Value
FUND                              Shares      (000)
-----------------------------------------------------
HEALTH CARE (9.2%)
  Eli Lilly                        80,000   $  4,542
  Johnson & Johnson                76,000      4,754
  Medtronic                        66,000      3,334
  WellPoint*                       69,000      5,140
                                            --------
                                              17,770
                                            --------
INSURANCE (3.7%)
  Allstate                         84,000      4,773
  Hartford Financial
  Services Group                   29,000      2,460
                                            --------
                                               7,233
                                            --------
MACHINERY (1.1%)
  Caterpillar                      29,000      2,055
                                            --------
MANUFACTURING (2.3%)
  General Electric                139,049      4,546
                                            --------
MEASURING DEVICES (1.6%)
  Danaher                          47,000      3,065
                                            --------
METALS (1.9%)
  Alcoa                           122,000      3,654
                                            --------
OFFICE FURNITURE & FIXTURES (1.2%)
  3M                               33,000      2,323
                                            --------
PETROLEUM & FUEL PRODUCTS (13.1%)
  Apache                           65,000      4,581
  Chevron                          69,000      4,539
  Exxon Mobil                     116,484      7,891
  GlobalSantaFe                    40,000      2,197
  Halliburton                      98,000      3,269
  Valero Energy                    45,000      3,034
                                            --------
                                              25,511
                                            --------
PHARMACEUTICALS (4.0%)
  Amgen*                           55,000      3,836
  Genentech*                       49,000      3,960
                                            --------
                                               7,796
                                            --------
RETAIL (7.1%)
  Home Depot                       81,000      2,812
  Nordstrom                       126,000      4,322
  Target                           60,000      2,755
  Walgreen                         85,000      3,976
                                            --------
                                              13,865
                                            --------
SEMI-CONDUCTORS/INSTRUMENTS (3.4%)
  Advanced Micro Devices*          57,000      1,105
  Intel                           164,000      2,952
  Texas Instruments                85,000      2,532
                                            --------
                                               6,589
                                            --------
TELEPHONES & TELECOMMUNICATIONS (4.1%)
  Qualcomm                         93,000      3,279
  Verizon Communications          136,962      4,632
                                            --------
                                               7,911
                                            --------

SCHEDULE OF INVESTMENTS                 SYNOVUS FUNDS
July 31, 2006                             (Unaudited)



LARGE CAP CORE EQUITY         Shares/Face     Value
FUND                          Amount (000)    (000)
-----------------------------------------------------
TOTAL COMMON STOCK
  (Cost $161,396)                           $186,032
                                            --------

FOREIGN COMMON STOCK (2.3%)
COMPUTERS & SERVICES (1.2%)
  SAP ADR                          51,000      2,327
                                            --------
PHARMACEUTICALS (1.1%)
  Teva Pharmaceutical
     Industries ADR                64,000      2,117
                                            --------
TOTAL FOREIGN COMMON STOCK
  (Cost $5,050)                                4,444
                                            --------

MONEY MARKET FUND (0.1%)
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.300% (1)              54,167         54
                                            --------
TOTAL MONEY MARKET FUND
  (Cost $54)                                      54
                                            --------

REPURCHASE AGREEMENT (1.9%)
 Merrill Lynch
   5.030%, dated 07/31/06, to
   be repurchased on 08/01/06,
   repurchase price $3,761,650
   (collateralized by various
   FNMA/FHLMC obligations,
   ranging in par value
   $317,308 - $100,000,000,
   1.365% - 5.000%, 01/15/24 -
   07/25/35, with a total
   market value $3,836,347)        $3,760      3,760
                                            --------
TOTAL REPURCHASE AGREEMENT
  (Cost $3,760)                                3,760
                                            --------

TOTAL INVESTMENTS (100.1%)
  (Cost $170,260)+                          $194,290
                                            ========

PERCENTAGES ARE BASED ON NET ASSETS OF $194,138
(THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY
31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $170,260 (THOUSANDS), AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE $32,225
(THOUSANDS) AND $(8,195) (THOUSANDS) RESPECTIVELY.



FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUNDS'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0500

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



                                              Value
MID CAP VALUE FUND                Shares      (000)
-----------------------------------------------------
COMMON STOCK (65.5%)
AGRICULTURE (3.4%)
  Bunge                            62,400    $ 3,406
                                             -------
CABLE TELEVISION (1.3%)
  Comcast, Cl A*                   38,400      1,320
                                             -------
CHEMICALS (3.4%)
  International Flavors &
     Fragrances                    92,500      3,423
                                             -------
ELECTRIC UTILITIES (6.3%)
  Constellation Energy
  Group                            37,500      2,172
  Mirant*                          95,000      2,524
  SCANA                            39,000      1,559
                                             -------
                                               6,255
                                             -------
ELECTRICAL EQUIPMENT (0.5%)
  American Power
  Conversion                       27,100        458
                                             -------
FINANCIAL SERVICES (2.5%)
  eFunds*                         117,700      2,475
                                             -------
FOOD, BEVERAGE & TOBACCO (2.1%)
  JM Smucker                       46,800      2,089
                                             -------
HEALTH CARE (13.4%)
  Gentiva Health Services*         38,000        611
  Health Net*                      36,700      1,540
  Hospira*                         91,800      4,011
  Laboratory Corp of
  America Holdings*                23,100      1,488
  Medco Health Solutions*          31,961      1,896
  Medimmune*                      120,600      3,061
  Quest Diagnostics                13,000        782
                                             -------
                                              13,389
                                             -------
INSURANCE (3.0%)
  Unitrin                          63,700      2,548
  UnumProvident                    27,700        450
                                             -------
                                               2,998
                                             -------
LABORATORY EQUIPMENT (3.1%)
  Thermo Electron*                 82,500      3,053
                                             -------
MEDIA (3.5%)
  Discovery Holding, Cl A*         75,100      1,000
  EW Scripps, Cl A                 57,900      2,474
                                             -------
                                               3,474
                                             -------
OIL & GAS SERVICES (7.2%)
  BJ Services                      15,000        544
  Gulfmark Offshore*               19,600        621
  Helix Energy Solutions*          33,354      1,300
  Input/Output*                   108,200      1,064
  Newpark Resources*              409,500      2,510
  SEACOR Holdings*                  8,600        700
  Transocean*                       6,300        487
                                             -------
                                               7,226
                                             -------



                                              Value
MID CAP VALUE FUND                Shares      (000)
-----------------------------------------------------
PAPER & PAPER PRODUCTS (0.3%)
  Schweitzer-Mauduit
     International                 14,000    $   283
                                             -------
PETROLEUM & FUEL PRODUCTS (6.0%)
  Delta Petroleum*                199,300      3,543
  Petroleum Development*           55,200      2,459
                                             -------
                                               6,002
                                             -------
RAILROADS (1.3%)
  Trinity Industries               37,950      1,268
                                             -------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
  iStar Financial                  43,900      1,746
                                             -------
RETAIL (2.0%)
  Saks*                            35,600        575
  Triarc, Cl A                     94,600      1,445
                                             -------
                                               2,020
                                             -------
TELEPHONES & TELECOMMUNICATIONS (2.6%)
  CommScope*                       81,900      2,558
                                             -------
TRANSPORTATION SERVICES (1.9%)
  Laidlaw International*           54,000      1,431
  SIRVA*                           90,250        494
                                             -------
                                               1,925
                                             -------
TOTAL COMMON STOCK
  (Cost $53,604)                              65,368
                                             -------

FOREIGN COMMON STOCK (31.4%)
AGRICULTURE (2.6%)
  Pan Fish Asa*                 2,325,900      2,568
                                             -------
AIR TRANSPORTATION (1.0%)
  Grupo Aeroportuario del
     Pacifico ADR                  32,459        972
                                             -------
BUILDING & CONSTRUCTION (0.9%)
  Chicago Bridge & Iron -
  New
     York Shares                   40,000        970
                                             -------
CHEMICALS (5.9%)
  Agrium                           82,900      2,009
  Nova Chemicals                  130,900      3,871
                                             -------
                                               5,880
                                             -------
CONGLOMERATES (4.8%)
  Keppel ADR                      247,500      4,804
                                             -------
ENTERTAINMENT (2.5%)
  Lions Gate
  Entertainment*                  274,900      2,554
                                             -------
INSURANCE (9.5%)
  Arch Capital Group*              83,200      5,064
  Everest Re Group                 11,600      1,097
  Willis Group Holdings           103,300      3,360
                                             -------
                                               9,521
                                             -------
METAL / MINING OTHER (0.7%)
  Paladin Resources*              202,500        678
                                             -------

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



                               Shares/Face    Value
MID CAP VALUE FUND             Amount (000)   (000)
-----------------------------------------------------
OIL & GAS SERVICES (1.6%)
  Calfrac Well Services            63,300    $ 1,579
                                             -------
TRANSPORTATION SERVICES (1.8%)
  Golar LNG*                       77,000      1,060
  Wilh Wilhelmsen Asa, Cl A*       21,250        715
                                             -------
                                               1,775
                                             -------
TOTAL FOREIGN COMMON STOCK
  (Cost $25,213)                              31,301
                                             -------

MONEY MARKET FUNDS (1.4%)
  SEI Daily Income Trust,
     Government Fund,
     Cl A, 5.170% (1)             371,207        371
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.300% (1)             989,533        990
                                             -------
TOTAL MONEY MARKET FUNDS
  (Cost $1,361)                                1,361
                                             -------

REPURCHASE AGREEMENT (1.9%)
 Merrill Lynch
   5.030%, dated 07/31/06, to
   be repurchased on 08/01/06,
   repurchase price $1,846,435
   (collateralized by various
   FNMA/FHLMC obligations,
   ranging in par value $22,000 -
   $50,000,000, 0.000% -
   7.500%, 10/25/11 -
   09/15/34, with a total
   market value $1,883,101)        $1,846      1,846
                                             -------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,846)                                1,846
                                             -------

TOTAL INVESTMENTS (100.2%)
  (Cost $82,024)+                            $99,876
                                             =======

PERCENTAGES ARE BASED ON NET ASSETS OF $99,675
(THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY
31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

LNG -- LIQUIFIED NATURAL GAS


+ AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $82,024 (THOUSANDS), AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,745
(THOUSANDS) AND $(3,893) (THOUSANDS) RESPECTIVELY.



FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0500

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



                                   Face
INTERMEDIATE-TERM BOND            Amount      Value
FUND                              (000)       (000)
-----------------------------------------------------
CORPORATE OBLIGATIONS (38.7%)
AUTOMOTIVE (3.5%)
 DaimlerChrysler
    4.050%, 06/04/08             $  5,000   $  4,853
                                            --------
BANKS (2.8%)
 Bank of America
    4.875%, 01/15/13                4,000      3,852
                                            --------
CHEMICALS (2.2%)
 Dow Chemical
    5.750%, 12/15/08                3,000      3,020
                                            --------
COMPUTERS - HARDWARE (2.1%)
 Hewlett-Packard
    3.625%, 03/15/08                3,000      2,913
                                            --------
FINANCIAL SERVICES (8.6%)
 CIT Group, MTN
    4.750%, 12/15/10                3,000      2,904
 Goldman Sachs Group
    5.000%, 01/15/11                3,000      2,926
 HSBC Finance
    5.250%, 01/14/11                3,000      2,957
 Lehman Brothers
   Holdings
    6.625%, 01/18/12                3,000      3,133
                                            --------
                                              11,920
                                            --------
FOOD, BEVERAGE & TOBACCO (2.2%)
 Coca-Cola Enterprises
    6.125%, 08/15/11                3,000      3,088
                                            --------
MANUFACTURING (3.5%)
 GE
    5.000%, 02/01/13                5,000      4,840
                                            --------
METALS (3.0%)
 Alcoa
    4.250%, 08/15/07                4,210      4,140
                                            --------
PETROLEUM REFINING (3.6%)
 Marathon Oil
    5.375%, 06/01/07                5,000      4,989
                                            --------
PHARMACEUTICALS (2.1%)
 Abbott Laboratories
    3.500%, 02/17/09                3,000      2,868
                                            --------
SPECIALTY MACHINERY (2.9%)
 Honeywell
    7.000%, 03/15/07                4,080      4,111
                                            --------
TELEPHONES & TELECOMMUNICATIONS (2.2%)
 SBC Communications
    6.125%, 02/15/08                3,000      3,021
                                            --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $55,035)                              53,615
                                            --------



                                   Face
INTERMEDIATE-TERM BOND            Amount      Value
FUND                              (000)       (000)
-----------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (36.9%)

FHLMC (18.4%)
    5.750%, 03/15/09             $  5,000   $  5,063
    5.125%, 11/01/10                5,000      4,946
    4.750%, 01/19/16                6,000      5,718
    4.250%, 07/15/09               10,000      9,740
                                            --------
                                              25,467
                                            --------
FNMA (17.8%)
    7.000%, 05/01/11                   55         56
    5.500%, 03/15/11                5,000      5,045
    5.250%, 01/15/09                5,000      5,002
    4.750%, 12/15/10                5,000      4,898
    4.250%, 05/15/09                5,000      4,878
    3.300%, 06/02/09                5,000      4,750
                                            --------
                                              24,629
                                            --------
FNMA, MTN (0.7%)
    6.875%, 09/10/12                1,000      1,013
                                            --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $52,412)                              51,109
                                            --------

U.S. TREASURY OBLIGATIONS (21.1%)
 U.S. Treasury Notes
    5.000%, 08/15/11                6,000      6,034
    4.750%, 05/15/14                4,000      3,947
    4.375%, 08/15/12               10,000      9,722
    3.875%, 02/15/13               10,000      9,415
                                            --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $30,405)                              29,118
                                            --------

REPURCHASE AGREEMENT (2.4%)
 Merrill Lynch
   5.030%, dated 07/31/06, to
   be repurchased on 08/01/06,
   repurchase price $3,328,830
   (collateralized by various
   FNMA/FHLMC obligations,
   ranging in par value
   $472,000 - $50,064,000,
   0.000% - 8.000%, 07/15/13 -
   09/25/32, with a total
   market value $3,394,932)         3,328      3,328
                                            --------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,328)                               3,328
                                            --------

TOTAL INVESTMENTS (99.1%)
  (Cost $141,180)+                          $137,170
                                            ========

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



PERCENTAGES ARE BASED ON NET ASSETS OF $138,443
(THOUSANDS).

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $141,180 (THOUSANDS), AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE $97
(THOUSANDS) AND $(4,107) (THOUSANDS) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0500

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



                                   Face
GEORGIA MUNICIPAL BOND            Amount      Value
FUND                              (000)       (000)
-----------------------------------------------------
MUNICIPAL BONDS (96.0%)
 Atlanta, Water & Sewer
   Authority, RB, ETM
   6.000%, 01/01/11                $  250    $   272
 Atlanta, Water & Waste
   Water Authority,
   Ser A, RB, FGIC,
   Pre-Refunded @ 101 (A)
   5.000%, 05/01/09                 1,000      1,037
 Augusta, Water & Sewer
   Authority, RB, FSA
   5.250%, 10/01/13                   250        268
 Bibb County, Development
   Authority, Wesleyan
   College Project,
   RB, AMBAC
   4.700%, 10/01/11                   300        311
 Bulloch County, Development
   Authority, Georgia
   Southern University
   Project, RB, AMBAC
   5.000%, 08/01/16                   500        524
 Burke County, Development
   Authority of Pollution
   Control, Vogtle Project, RB
   4.450%, 01/01/32                   500        506
 Chatham County, School
   District, GO, FSA
   5.250%, 08/01/14                 1,000      1,087
 Cherokee County, GO
   5.000%, 11/01/11                 1,000      1,055
 Cherokee County, School
   System, GO
   5.250%, 08/01/16                 1,200      1,284
   5.000%, 02/01/12                   685        724
   4.000%, 08/01/15                 1,000        997
 Cherokee County, Water &
   Sewer Authority, RB, FSA
   4.500%, 08/01/13                   500        518
 Clayton County, Hospital
   Authority, Southern
   Regional Medical Center
   Project, Ser A, RB, MBIA
   5.250%, 08/01/11                   300        321
 Clayton County, Water
   Authority, RB
   5.250%, 05/01/15                 1,500      1,630
 Cobb County, Hospital
   Authority, Anticipation
   Certificates, RB, AMBAC
   5.250%, 04/01/15                   700        754
 Cobb County, Parks &
   Recreation Project, GO
   5.000%, 01/01/13                 1,000      1,065
 Cobb-Marietta, Coliseum &
   Exhibit Hall Authority,
   Performing Arts Center
   Project, RB
   5.000%, 01/01/15                 1,000      1,065


                                   Face
GEORGIA MUNICIPAL BOND            Amount      Value
FUND                              (000)       (000)
-----------------------------------------------------
 Cobb-Marietta, Water
   Authority, RB
   5.125%, 11/01/19                $1,000    $ 1,072
 College Park, Business &
   Industrial Development
   Authority, RB, AMBAC,
   Pre-Refunded @ 102 (A)
   5.500%, 09/01/10                   300        325
 Columbus, Building Lease
   Authority, Ser A, RB, FGIC
   5.250%, 01/01/17                   705        765
   4.125%, 01/01/13                   500        506
 De Kalb County, Special
   Transportation Parks &
   Greenspace, GO
   5.000%, 12/01/15                 1,000      1,077
 De Kalb County, Water &
   Sewer Authority, RB
   4.625%, 10/01/11                   200        207
 De Kalb County, Water &
   Sewer Authority,
   Ser B, RB, FSA
   5.000%, 10/01/12                 1,000      1,064
 Downtown Savannah
   Authority, Stormwater
   Capital Improvements
   Project, RB
   4.600%, 08/01/11                   600        609
 Fayette County, Water
   Authority, RB, FSA
   4.400%, 10/01/13                   275        282
 Floyd County, Water
   Authority, RB, AMBAC
   4.350%, 11/01/12                   170        173
 Forsyth County, GO
   5.250%, 03/01/13                 1,000      1,079
 Forsyth County, School
   District, GO
   5.125%, 07/01/15                   500        532
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser B, RB, MBIA
    5.000%, 09/01/12                  250        257
 Fulton County, Water &
   Sewer Authority, RB, FGIC
    5.250%, 01/01/11                  250        259
    5.250%, 01/01/12                  300        311
    5.250%, 01/01/13                  100        104
 Georgia State, Environmental
   Facilities Authority, Water
   & Waste Water Project, RB
   4.700%, 07/01/11                   500        509
 Georgia State, Municipal
   Electric Authority, Project
   One, Ser A, RB, MBIA
   5.125%, 01/01/11                   430        437
 Georgia State, Municipal
   Electric Authority, Project
   One, Ser A, RB, MBIA,
   Pre-Refunded @ 101 (A)
   5.125%, 01/01/07                    70         71

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



                                   Face
GEORGIA MUNICIPAL BOND            Amount      Value
FUND                              (000)       (000)
-----------------------------------------------------
 Georgia State, Municipal Gas
   Authority, Buford Project,
   RB, FSA
   5.600%, 11/01/13                $  300    $   323
   5.500%, 11/01/11                   200        215
   4.700%, 11/01/08                   215        219
 Georgia State, Municipal Gas
   Authority, City of Toccoa
   Project, RB, AMBAC
   4.250%, 06/01/09                   200        202
 Georgia State, Private
   Colleges & Universities
   Authority, Emory
   University Project,
   Ser A, RB
   5.000%, 11/01/11                   300        316
   5.000%, 09/01/13                 1,000      1,065
   4.700%, 11/01/11                   500        513
 Georgia State, Private
   Colleges & Universities
   Authority, Mercer
   University Project,
   Ser A, RB
   4.750%, 10/01/11                   300        300
 Georgia State, Ser B, GO
    5.000%, 07/01/14                  530        557
 Georgia State, Ser B, GO,
   Pre-Refunded @100 (A)
   5.000%, 07/01/11                   470        495
   5.000%, 05/01/12                 1,000      1,060
 Georgia State, Ser C, GO
   6.500%, 04/01/08                   400        418
   6.250%, 08/01/13                 2,000      2,288
 Georgia State, Ser D, GO
   7.400%, 08/01/07                   485        503
   5.250%, 10/01/15                 1,500      1,646
 Georgia State, Ser D,
   GO, ETM
   7.400%, 08/01/07                    15         16
 Georgia State, Ser D, GO,
   Pre-Refunded @ 100 (A)
   5.750%, 10/01/10                   700        753
 Georgia State, Tollway
   Authority, Georgia 400
   Project, RB
   4.500%, 07/01/11                   250        258
 Gwinnett County, School
   District, GO
   5.000%, 02/01/11                 1,000      1,050
   5.000%, 02/01/14                   500        532
 Gwinnett County, Water &
   Sewer Authority, RB
   4.000%, 08/01/13                 1,000      1,008
 Gwinnett County, Water &
   Sewer Authority, Ser B, RB
   4.750%, 08/01/16                 1,000      1,040
 Henry County, Water &
   Sewer Authority, Ser A, RB
   5.125%, 02/01/19                 1,045      1,116
 Jackson County, School
   District, GO, MBIA
   5.000%, 03/01/16                 1,000      1,065


                                    Face
GEORGIA MUNICIPAL BOND             Amount      Value
FUND                            (000)/Shares   (000)
-----------------------------------------------------
 Laurens County,
   School District,
   Sales Tax Bonds, GO
   3.750%, 05/01/12                $1,000    $   999
 Monroe County, Utility
   Revenue Authority,
   RB, FSA
   4.500%, 12/01/12                   500        518
 Newton County, School
   District, GO
   5.000%, 02/01/15                 1,000      1,056
 Roswell, GO
   5.500%, 02/01/12                   770        808
 Tift County, Hospital
   Authority, Anticipation
   Certificates, RB
   4.000%, 12/01/12                   500        501
                                             -------
TOTAL MUNICIPAL BONDS
  (Cost $43,850)                              43,897
                                             -------

MONEY MARKET FUNDS (2.9%)
  SEI Tax Exempt Trust,
   Institutional Tax-Free Fund,
   Cl A, 3.340% (1)             1,260,642      1,261
  SEI Tax Exempt Trust,
   Tax-Free Fund,
   Cl A, 3.230% (1)                56,055         56
                                             -------
TOTAL MONEY MARKET FUNDS
  (Cost $1,317)                                1,317
                                             -------

TOTAL INVESTMENTS (98.9%)
  (Cost $45,167)+                            $45,214
                                             =======

PERCENTAGES ARE BASED ON NET ASSETS OF $45,741
(THOUSANDS).

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY
31, 2006.

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS
SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF
INVESTMENTS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL -- CLASS

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

SCHEDULE OF INVESTMENTS                SYNOVUS FUNDS
July 31, 2006                            (Unaudited)



+ AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $45,167 (THOUSANDS), AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE $427
(THOUSANDS) AND $(380) (THOUSANDS) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.